RELATED PARTIES (Active Chairman Agreement with Edouard Cukierman) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Expenses with Related Party:
Stock option compensation expenses	$ 211,000	$ 107,000	$ 169,000
Edouard Cukierman [Member]
Related Party Transaction [Line Items]
Options granted			22,360
Exercise price of options granted			$ 3.80
Amount of monthly transaction	5,000	5,000	5,000
Number of vesting installments			16
Shares issued for services	7,787	5,119
Expenses with Related Party:
Chairman fees	60,000	60,000	60,000
Stock option compensation expenses	10,000	10,000	43,000
Total	$ 70,000	$ 70,000	$ 103,000